UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21053

Name of Fund: BlackRock Virginia Municipal Bond Trust (BHV)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Virginia Municipal Bond Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2013

Date of reporting period: 05/31/2013

Item 1	–	Schedule of Investments

Schedule of Investments May 31, 2013 (Unaudited)	BlackRock Virginia Municipal Bond Trust (BHV)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Virginia – 108.8%
Corporate – 11.2%
County of Chesterfield Virginia EDA, RB, Virginia Electric Power Co. Project, Series A, AMT,
5.60%, 11/01/31	$500	$524,990
County of Isle Wight Virginia IDA, RB, Series A, AMT,
5.70%, 11/01/27	1,300	1,323,842
Louisa IDA, Refunding RB, Virginia Electric & Power Co. Project, Series A, Mandatory Put Bonds,
5.38%, 11/01/35(a)	1,000	1,025,420

		2,874,252

County/City/Special District/School District – 12.0%
City of Portsmouth Virginia, GO, Refunding, Series D,
5.00%, 7/15/34	500	560,885
County of Fairfax Virginia Redevelopment & Housing Authority, Refunding RB, Fairfax Redevelopment & Housing,
5.00%, 10/01/39	1,500	1,610,880
Dullles Town Center Community Development Authority, Refunding, Special Assessment Bonds, Dulles Town Center Project,
4.25%, 3/01/26	500	489,845
Mosaic District Community Development Authority, RB, Special Assessment Bonds, Series A,
6.88%, 3/01/36	250	287,055
Shops at White Oak Village Community Development Authority, Special Assessment Bonds,
5.30%, 3/01/17	144	153,288

		3,101,953

Education – 15.2%
County of Montgomery Virginia EDA, Refunding RB, Virginia Tech Foundation, Series A,
5.00%, 6/01/39	355	388,267
Virginia College Building Authority, Refunding RB:
Liberty University Projects, 5.00%, 3/01/41	1,000	1,075,110
Washington & Lee University Project (NPFGC), 5.25%, 1/01/26	500	620,525
Washington & Lee University Project (NPFGC), 5.25%, 1/01/31	1,000	1,275,490
Virginia Small Business Financing Authority, RB, Roanoke College,
5.75%, 4/01/41	500	551,835

		3,911,227

Health – 22.7%
County of Fairfax Virginia EDA, Refunding RB, Goodwin House, Inc.,
5.00%, 10/01/27	1,000	1,049,310
Vinson Hall LLC, Series A,
5.00%, 12/01/42	500	509,825
County of Hanover Virginia EDA, Refunding RB, Residential Care Facility, Covenant Woods, Series A,
5.00%, 7/01/42	500	502,880
County of Henrico Virginia EDA, Refunding RB, Residential Care Facilities, United Methodist Homes,
4.25%, 6/01/26	145	145,270
Danville IDA, Refunding RB, Danville Regional Medical Center (AMBAC),
5.25%, 10/01/28(b)	1,000	1,253,130
Peninsula Ports Authority, Refunding RB, Virginia Baptist Homes, Series C,
5.40%, 12/01/33	250	236,953
Roanoke EDA, Refunding RB, Carilion Clinic Obligation Group,
5.00%, 7/01/30	795	879,262
Roanoke IDA, Carilion Health System, Refunding RB, Series B (AGM):
5.00%, 7/01/20(c)	5	6,132
5.00%, 7/01/38	495	527,457
Winchester IDA, RB, Valley Health System Obligation, Series E,
5.63%, 1/01/44	650	731,406

		5,841,625

Housing – 11.9%
Virginia HDA, RB:
Rental Housing, Series A, 5.25%, 5/01/41	750	808,628

BLACKROCK VIRGINIA MUNICIPAL BOND TRUST	MAY 31, 2013	1

Schedule of Investments (continued)	BlackRock Virginia Municipal Bond Trust (BHV)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Virginia (concluded)
Housing (concluded)
Virginia HDA, RB (concluded):
Rental Housing, Series B, 5.63%, 6/01/39	$1,000	$1,098,220
Rental Housing, Series D, 4.60%, 9/01/40	500	520,390
Sub-Series C-3, 3.25%, 4/01/31	650	632,983

		3,060,221

State – 12.3%
Virginia College Building Authority, RB, Public Higher Education Financing Program, Series A,
5.00%, 9/01/33	1,000	1,121,470
Virginia Public School Authority, RB, School Financing:
6.50%, 12/01/18(c)	360	463,453
1997 Resolution, Series B, 5.25%, 8/01/33	500	569,385
1997 Resolution, Series B, 4.00%, 8/01/36	1,000	1,024,490

		3,178,798

Transportation – 10.5%
City of Norfolk Virginia Parking System, Refunding RB, Series B (AMBAC),
5.50%, 2/01/31	465	465,442
Richmond Metropolitan Authority, Refunding RB (NPFGC),
5.25%, 7/15/22	500	578,540
Virginia Port Authority, RB,
5.00%, 7/01/36	500	559,525
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings Opco LLC Project, AMT,
6.00%, 1/01/37	1,000	1,110,790

		2,714,297

Utilities – 13.0%
City of Portsmouth Virginia, GO, Refunding, Public Utilities, Series A,
5.00%, 7/15/41	700	787,773
City of Richmond Virginia, Refunding RB, Public Utilities, Series A,
5.00%, 1/15/29	250	291,057
Virginia Resources Authority, RB, Senior, Virginia Pooled Financing Program, Series B,
5.00%, 11/01/33	2,000	2,279,860

		3,358,690

Total Municipal Bonds in Virginia		28,041,063

District of Columbia – 7.6%
Transportation – 7.6%
Metropolitan Washington Airports Authority, Refunding RB:
First Senior Lien, Series A, 5.00%, 10/01/39	290	316,744
First Senior Lien, Series A, 5.25%, 10/01/44	460	505,899
Series B, 5.00%, 10/01/29	1,000	1,125,440

Total Municipal Bonds in District of Columbia		1,948,083

Guam – 2.5%
State – 1.9%
Government of Guam Business Privilege Tax, RB, Series A,
5.13%, 1/01/42	250	271,200
Territory of Guam, RB, Limited Obligation Bonds, Section 30, Series A,
5.63%, 12/01/29	200	218,442

		489,642

Utility – 0.6%
Guam Power Authority, Refunding RB, Series A,
5.00%, 10/01/34	155	168,223

Total Municipal Bonds in Guam		657,865

Multi-State – 6.3%
Housing – 6.3%
Centerline Equity Issuer Trust,
7.20%, 10/31/52(d)(e)	1,500	1,616,475

Puerto Rico – 4.0%
State – 4.0%
Puerto Rico Sales Tax Financing Corp., Refunding RB, First Sub-Series A-1,
5.25%, 8/01/43	1,000	1,045,850

Total Municipal Bonds – 129.2%		33,309,336

2	BLACKROCK VIRGINIA MUNICIPAL BOND TRUST	MAY 31, 2013

Schedule of Investments (continued)	BlackRock Virginia Municipal Bond Trust (BHV)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts(f)	Par (000)	Value
Virginia – 27.1%
Education – 13.0%
University of Virginia, Refunding RB, General,
5.00%, 6/01/40	$2,999	$3,343,074

Health – 8.6%
County of Fairfax Virginia IDA, Refunding RB, Inova Health System, Series A,
5.50%, 5/15/35	999	1,129,991
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare,
5.00%, 11/01/40	1,000	1,085,371

		2,215,362

Transportation – 5.5%
Virginia Commonwealth Transportation Board, RB, Capital Projects,
5.00%, 5/15/32	1,259	1,426,086

Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts in Virginia		6,984,522

Puerto Rico – 2.1%
State – 2.1%
Puerto Rico Sales Tax Financing Corp., Refunding RB, Series C,
5.25%, 8/01/40	500	535,590

Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 29.2%		7,520,112

Total Long-Term Investments (Cost – $37,393,669) – 158.4%		40,829,448

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund,
0.03%(g)(h)	220,085	220,085

Total Short-Term Securities (Cost – $220,085) – 0.8%		220,085

Total Investments (Cost – $37,613,754*) – 159.2%		41,049,533
Other Assets Less Liabilities – 1.7%		437,422
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (15.9%)		(4,109,382)
VRDP Shares, at Liquidation Value – (45.0%)		(11,600,000)

Net Assets Applicable to Common Shares – 100.0%		$25,777,573

*	As of May 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$33,422,777

Gross unrealized appreciation	$3,565,237
Gross unrealized depreciation	(46,031)

Net unrealized appreciation	$3,519,206

Notes to Schedule of Investments

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security is collateralized by municipal or US Treasury obligations.

(c)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.

(f)	Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

BLACKROCK VIRGINIA MUNICIPAL BOND TRUST	MAY 31, 2013	3

Schedule of Investments (continued)	BlackRock Virginia Municipal Bond Trust (BHV)

(g)	Investments in issuers considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2012	Net Activity	Shares Held at May 31, 2013	Income
FFI Institutional Tax-Exempt Fund	65,431	154,654	220,085	$37

(h)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AGM	Assured Guaranty Municipal Corp.	HDA	Housing Development Authority
	AMBAC	American Municipal Bond Assurance Corp.	IDA	Industrial Development Authority
	AMT	Alternative Minimum Tax (subject to)	NPFGC	National Public Finance Guarantee Corp.
	EDA	Economic Development Authority	RB	Revenue Bonds
	GO	General Obligation Bonds

4	BLACKROCK VIRGINIA MUNICIPAL BOND TRUST	MAY 31, 2013

Schedule of Investments (concluded)	BlackRock Virginia Municipal Bond Trust (BHV)

•

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments categorized in the disclosure hierarchy as of May 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	–	$40,829,448	–	$40,829,448
Short-Term Securities	$220,085	–	–	220,085

Total	$220,085	$40,829,448	–	$41,049,533

[1]	See above Schedule of Investments for values in each sector.

Certain of the Trust’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of May 31, 2013, such liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB trust certificates	–	$(4,107,550)	–	$(4,107,550)
VRDP shares	–	(11,600,000)	–	(11,600,000)

Total	–	$(15,707,550)	–	$(15,707,550)

There were no transfers between levels during the period ended May 31, 2013.

BLACKROCK VIRGINIA MUNICIPAL BOND TRUST	MAY 31, 2013	5

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Virginia Municipal Bond Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Virginia Municipal Bond Trust

Date: July 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Virginia Municipal Bond Trust

Date: July 25, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Virginia Municipal Bond Trust

Date: July 25, 2013